Stock-Based Compensation - Stock Option Activity (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Number of Options (in shares)
Beginning balance	5,422	5,732	5,022
Granted	2,331	834	1,064
Exercised	(1,583)	(738)	(42)
Forfeited	(59)	(406)	(312)
Ending balance	6,111	5,422	5,732
Weighted Average Exercise Price (dollars per share)
Options outstanding, beginning	$ 2.76	$ 1.94	$ 1.12
Granted	$ 10.10	$ 7.69	$ 5.73
Exercised	$ 1.27	$ 0.59	$ 0.41
Forfeited	$ 7.56	$ 5.31	$ 1.84
Options outstanding, ending	$ 5.90	$ 2.76	$ 1.94